Miller Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 86.6%	Shares	Value
Communication Services - 5.1%
Diversified Telecommunication Services - 5.1%
Verizon Communications, Inc.	198,000	$8,567,460

Consumer Discretionary - 8.4%
Automobiles - 2.3%
Stellantis NV	390,000	3,911,700
		$–
Specialty Retail - 6.1%
Buckle Inc/The	105,000	4,761,750
Build-A-Bear Workshop, Inc.	105,000	5,413,800
		10,175,550
Total Consumer Discretionary		14,087,250

Consumer Staples - 4.8%
Tobacco - 4.8%
British American Tobacco Plc	168,000	7,985,834

Diversified Financial Services - 10.6%
Financial Services - 5.2%
Jackson Financial, Inc. - Class A	98,800	8,772,452
		$–
Insurance - 5.4%
Lincoln National Corp.	260,000	8,996,000
Total Diversified Financial Services		17,768,452

Energy - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Alliance Resource Partners LP	127,000	3,319,780
Chord Energy Corp.	52,766	5,110,387
TotalEnergies SE - ADR	7,650	469,633
Total Energy		8,899,800

Financials - 17.7%
Banks - 3.7%
Sberbank of Russia PJSC (Acquired 4/19/2018 - 2/25/2022, Cost $6,963,107) (a)(b)	2,532,000	0
Western Alliance Bancorp	79,700	6,215,006
		6,215,006
Capital Markets - 2.2%
Carlyle Group, Inc.	70,000	3,598,000
		$–
Consumer Finance - 11.8%
Bread Financial Holdings, Inc.	197,700	11,292,624
OneMain Holdings, Inc.	149,000	8,493,000
		19,785,624
Total Financials		29,598,630

Health Care - 7.7%
Health Care Equipment & Supplies - 1.2%
Semler Scientific, Inc. (c)	53,000	2,053,220
		$–
Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co.	108,000	4,999,320
Cannabist Co. Holdings, Inc. (Acquired 1/21/2022, Cost $156,947) (b)(c)	1,885,689	102,472
Cannabist Co. Holdings, Inc. (Acquired 1/21/2022, Cost $156,947) (b)(c)	1,885,689	102,472
Verano Holdings Corp. (c)	92,251	45,941
Viatris, Inc.	619,000	5,527,670
		10,777,875
Total Health Care		12,831,095

Industrials - 7.6%
Commercial Services & Supplies - 1.6%
Quad/Graphics, Inc.	472,800	$2,671,320
		$–
Marine Transportation - 3.0%
Hoegh Autoliners ASA	565,000	4,997,297
		$–
Professional Services - 3.0%
Public Policy Holding Co., Inc.	2,286,345	4,974,272
Total Industrials		12,642,889

Information Technology - 3.7%
Software - 3.7%
MicroStrategy, Inc. - Class A (c)	15,250	6,164,507

Materials - 3.4%
Chemicals - 1.3%
LyondellBasell Industries NV - Class A	38,000	2,198,680
		$–
Metals & Mining - –%(d)
Alrosa PJSC (Acquired 8/16/2018 - 2/22/2022, Cost $3,885,974) (a)(b)	2,978,100	0
		$–
Trading Companies & Distributors - 2.1%
Boise Cascade Co.	40,000	3,472,800
Total Materials		5,671,480

Real Estate - 6.1%
Diversified REITs - 4.1%
CTO Realty Growth, Inc.	399,145	6,889,243
		$–
Office REITs - 2.0%
Easterly Government Properties, Inc.	146,800	3,258,960
Total Real Estate		10,148,203

Utilities - 6.3%
Gas Utilities - 6.3%
UGI Corp.	292,000	10,634,640
TOTAL COMMON STOCKS (Cost $134,233,582)		145,000,240

CORPORATE BONDS - 12.0%	Par	Value
Communication Services - 1.3%
Media - 1.3%
Gray Escrow II, Inc., 5.38%, 11/15/2031 (e)	$3,000,000	2,242,500

Consumer Discretionary - 1.9%
Specialty Retail - 1.9%
Carvana Co., 10.25%, 05/01/2030 (e)	3,000,000	3,240,000

Energy - 2.2%
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (e)	3,750,000	3,665,625

Health Care - 3.0%
Pharmaceuticals - 3.0%
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028 (Acquired 1/21/2022, Cost $7,693,053) (b)	8,000,000	4,995,968

Manufacturing - 2.6%
JELD-WEN, Inc., 7.00%, 09/01/2032 (e)	5,500,000	4,324,375

Retail Trade - 1.0%
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029 (e)	1,500,000	1,640,625
TOTAL CORPORATE BONDS (Cost $22,355,966)		20,109,093

PREFERRED STOCKS - 1.6%	Shares	Value
Information Technology - 1.6%
Software - 1.6%
MicroStrategy, Inc., Series A, 10.00%, Perpetual	30,000	$2,692,500
TOTAL PREFERRED STOCKS (Cost $2,550,000)		2,692,500

TOTAL INVESTMENTS - 100.2% (Cost $159,139,548)		167,801,833
Liabilities in Excess of Other Assets - (0.3)%		(524,827)
TOTAL NET ASSETS - 100.0%		$167,277,006
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(b)	Security considered restricted. The total market value of these securities was $5,200,912 which represented 3.2% of net assets as of June 30, 2025.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $15,113,125 or 9.0% of the Fund’s net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Miller Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	144,795,296	204,944	0	*	145,000,240
Corporate Bonds	–	20,109,093	–		20,109,093
Preferred Stocks	2,692,500	–	–		2,692,500
Total Investments	147,487,796	20,314,037	0		167,801,833

Refer to the Schedule of Investments for further disaggregation of investment categories.

* Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to the facilitate the liquidation of any Russian-based securities held by the Income
Fund. As a result, the fair value of the Russian securities held in the Income Fund has been reduced to zero.